Financing Receivables, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing receivables, net	$ 43,105,527	$ 42,543,860
Financial Receivable [Member]
Beginning balance	44,783,011	43,864,192
Increase in accrued interest	1,840,722	2,180,970
Translation adjustments	(1,249,494)	(1,262,151)
Ending balance	45,374,239	44,783,011
Allowance for credit losses	(2,268,712)	(2,239,151)
Financing receivables, net	43,105,527	42,543,860
Interest [Member]
Beginning balance	3,585,248	1,451,692
Increase in accrued interest	1,840,722	2,180,970
Translation adjustments	(124,067)	(47,414)
Ending balance	5,301,903	3,585,248
Principal [Member]
Beginning balance	41,197,763	42,412,500
Increase in accrued interest	0
Translation adjustments	(1,125,427)	(1,214,737)
Ending balance	$ 40,072,336	$ 41,197,763